RELATED PARTIES - Anta Sports transactions (Details) - ANTA Sports and subsidiaries - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Purchases of goods and services from ANTA Sports and subsidiaries	$ 31.4	$ 26.7	$ 8.6
Sales to ANTA Sports and subsidiaries	$ 30.8	$ 1.1	$ 1.9